Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to the NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past four fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR and RMR Inc. Compensation Practices section.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($000s)
					Total Shareholder Return	Peer Group Total Shareholder Return**
2023	$178,710	$508,007	$19,090	$139,720	$50.07	$92.56	$(293,572)
2022	123,995	(75,701)*	53,845	(61,296)*	8.38	81.72	(15,774)
2021	280,424	231,125	103,489	71,960	39.15	104.54	179,926
2020	116,421	58,298	78,157	27,432	51.69	90.08	(134,307)

*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/ Health Care REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Jennifer F. Francis	$4,110	$179,520	$204,151	$62,760	$57,466	$503,897	$508,007

(2)
The only non-PEO NEOs for 2023 are Richard W. Siedel and Matthew C. Brown.

(3)
The following table summarizes the applicable deductions and additions for each of the non-PEO NEOs in the calculation of Compensation Actually Paid to each non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$1,615	$22,440	$87,538	$3,495	$24,632	$138,105	$139,720

Named Executive Officers, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Jennifer F. Francis	$4,110	$179,520	$204,151	$62,760	$57,466	$503,897	$508,007

(2)
The only non-PEO NEOs for 2023 are Richard W. Siedel and Matthew C. Brown.

Peer Group Issuers, Footnote	** Peer group total shareholder return is based on the MSCI U.S. REIT/ Health Care REIT Index.
PEO Total Compensation Amount	$ 178,710	$ 123,995	$ 280,424	$ 116,421
PEO Actually Paid Compensation Amount	$ 508,007	(75,701)	231,125	58,298
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Jennifer F. Francis	$4,110	$179,520	$204,151	$62,760	$57,466	$503,897	$508,007

Non-PEO NEO Average Total Compensation Amount	$ 19,090	53,845	103,489	78,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 139,720	(61,296)	71,960	27,432
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for each of the non-PEO NEOs in the calculation of Compensation Actually Paid to each non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$1,615	$22,440	$87,538	$3,495	$24,632	$138,105	$139,720

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 50.07	8.38	39.15	51.69
Peer Group Total Shareholder Return Amount	92.56	81.72	104.54	90.08
Net Income (Loss)	$ (293,572,000)	$ (15,774,000)	$ 179,926,000	$ (134,307,000)
PEO Name	Jennifer F. Francis
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (174,600)
PEO | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,110
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	503,897
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,520
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	204,151
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,760
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,466
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,475)
Non-PEO NEO | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,615
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,105
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,440
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,538
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,495
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,632